INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Statutory income tax rate	26.60%	26.70%
Income before income tax expense	$ 2,172	$ 2,755
Computed income tax expense	578	736
Increase (decrease) in income tax expense resulting from:
Non-deductible portion of equity losses	10	7
Income tax adjustment, legislative tax change	(3)	(23)
Non-taxable portion of capital gains	0	(2)
Other	(5)	(6)
Total income tax expense	$ 580	$ 712
Effective income tax rate	26.70%	25.80%